Related party disclosures (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Disclosures
Summary of arm’s length transactions with related parties

During the year, the Group entered into the following transactions, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
	2023	2024	2025
Group Companies of entities having significant influence
Entities having significant influence
Loan taken	821,900	-	-
Loan repaid	-	821,900	-
Interest cost	42,838	42,712	-
Bank charges	47,765	-	-
Joint venture company
Recovery of expenses	102	594	-
Loan given	1,000	6,300	-
Interest income	-	460	-

	March 31,
Balances as at (net of allowances)	2024	2025
Joint venture company
Trade receivable */**	530	-
Other financial assets**
Advances	6,300	-

*	Trade receivables includes advance given against the future bookings amounting INR Nil (March 31, 2024: 530). Provision for impairment on trade receivables INR Nil (March 31, 2024: INR Nil). Closing balance of trade receivables (net of allowance) as of March 31, 2025 is INR Nil (March 31, 2024: INR 530), refer to note 26.

**	Provision for impairment on loans to joint venture is INR Nil (March 31, 2024: INR Nil). Cumulative provision for impairment on loans to joint venture as on March 31, 2025 is INR Nil (March 31, 2024: INR 73,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2025 is INR Nil (March 31, 2024: INR Nil), refer to note 27.

Schedule of key management compensation

Compensation of key management personnel of the Group

	2023	2024	2025

Short-term employee benefits	44,749	49,436	51,606
Contributions to defined contribution plans	618	691	721
Bonus	6,765	-	58,551
Directors Sitting fee’s	14,345	14,237	15,100
Share based payment	114,632	181,294	95,563
Total compensation paid to key management personnel	181,109	245,658	221,541